Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Share Units, Issued and Outstanding

A summary of the PWs, RSUs, PSUs and DSUs, collectively the share units, issued and outstanding is as follows:

	PWs	RSUs	PSUs	DSUs	Total
Outstanding January 1, 2023	3,895,449	-	-	-	3,895,449
Granted	186,257	-	-	-	186,257
Forfeited	(38,820)	-	-	-	(38,820)
Cancelled	(425,870)	-	-	-	(425,870)
Balance, December 31, 2023	3,617,016	-	-	-	3,617,016
Exercisable, December 31, 2023	3,617,016	-	-	-	3,617,016

	PWs	RSUs	PSUs	DSUs	Total
Outstanding January 1, 2024	3,617,016	-	-	-	3,617,016
Granted	-	671,724	919,351	21,325	1,612,400
Exercised(1)	(1,080,521)	(518,500)	-	-	(1,599,021)
Forfeited	(16,992)	(16,612)	(44,748)	-	(78,352)
Balance, December 31, 2024	2,519,503	136,612	874,603	21,325	3,552,043
Exercisable, December 31, 2024	2,519,503	-	-	21,325	2,540,828

(1)	Differences in exercised awards compared to those disclosed in share capital (Note 11) relate to withholding taxes on share issuance (Note 20).

Schedule of Fair Value Performance Warrants was Estimated at the Date of Grant	The fair value of Performance Warrants was estimated at the date of grant using the Black Scholes Merton valuation model, including the following assumptions:
2023 Grants
Average risk-free interest rate	4.2%
Average expected dividend yield	-
Average expected volatility(1)	70%
Average expected life	2 – 5 years

(1)	Expected volatility has been based on historical share volatility of similar market participants.

Schedule of Performance Warrants Outstanding

A summary of performance warrants outstanding:

	Number of Performance	Weighted Average Remaining	Weighted Average
Range of Exercise Price	Warrants Outstanding	Contractual Life (Years)	Exercise Price
$ 2.14 - $ 2.84	2,222,941	7.1	$2.57
$ 7.34 - $ 11.09	296,562	8.0	$8.79

Schedule of Stock-Based Compensation Expense
	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Performance warrants (PWs)	$-	$9,808
Restricted share units (RSUs)	4,692	-
Performance share units (PSUs)	1,468	-
Deferred share units (DSUs)	184	-
	$6,344	$9,808